Goodwill and Intangible Assets (Goodwill balance by business segment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill Information
Purchased goodwill from acquisitions	$ 14,000,000	$ 2,495,000,000
Goodwill acquired during the period which is deductible for tax purposes	0	636,000,000
Increase (decrease) in goodwill related to preliminary allocation of purchase price for prior acquisitions	39,000,000
Goodwill
Balance at the beginning of the period	9,249,000,000	7,050,000,000
Acquisition activity	53,000,000	2,495,000,000
Translation and other	(136,000,000)	(296,000,000)
Balance at the end of the period	9,166,000,000	9,249,000,000
Amount of Goodwill impairment	0	0
Industrial
Goodwill
Balance at the beginning of the period	2,573,000,000	2,042,000,000
Acquisition activity		637,000,000
Translation and other	(37,000,000)	(106,000,000)
Balance at the end of the period	2,536,000,000	2,573,000,000
Safety and Graphics
Goodwill
Balance at the beginning of the period	3,342,000,000	1,650,000,000
Acquisition activity	41,000,000	1,764,000,000
Translation and other	(59,000,000)	(72,000,000)
Balance at the end of the period	3,324,000,000	3,342,000,000
Health Care
Goodwill
Balance at the beginning of the period	1,624,000,000	1,589,000,000
Acquisition activity	12,000,000	94,000,000
Translation and other	(27,000,000)	(59,000,000)
Balance at the end of the period	1,609,000,000	1,624,000,000
Electronics and Energy
Goodwill
Balance at the beginning of the period	1,510,000,000	1,554,000,000
Translation and other	(21,000,000)	(44,000,000)
Balance at the end of the period	1,489,000,000	1,510,000,000
Consumer
Goodwill
Balance at the beginning of the period	200,000,000	215,000,000
Translation and other	8,000,000	(15,000,000)
Balance at the end of the period	$ 208,000,000	$ 200,000,000